Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segments [Abstract]
Schedule of Other Financial Information Regarding The Company’s Operating Segment	See the consolidated financial statements for other financial information regarding the Company’s operating segment.
	Year Ended December 31,
	2025	2024
Government grant revenue	$—	$100
Operating expenses:
Research personnel compensation costs, including stock-based compensation	1,427	1,350
CRO and regulatory costs	837	36
Administrative personnel compensation costs, including stock-based compensation	5,908	1,592
Rent and office costs	631	279
Legal and accounting costs	2,575	1,223
Transaction costs	14,483	—
Other expenses(1)	1,845	120
Total segment expenses	27,706	4,600
Loss from operations	(27,706)	(4,500)
Other income (expense)
Gain (loss) on change in the fair value of convertible notes	(3,378)	(311)
Gain on the change in fair value of warrant liabilities	895	—
Loss on change in fair value of digital assets	(555)	—
Interest expense (including related parties amounts of $1,330 and $2,400 for the years ended December 31, 2025 and 2024, respectively)	(2,521)	(4,424)
Financing costs	(2,574)	—
Other income	16	5
Total other expense, net	(8,117)	(4,730)
Net loss	$(35,823)	$(9,230)

(1)	Other expenses includes public relations costs, insurance costs, accounting fees, and small balances of research materials and supplies.